Unaudited Pro forma Condensed Combined Balance Sheet (Parenthetical) (Pro Forma Adjustments - Pro Forma Combined)	Jun. 30, 2012
Pro Forma Adjustments - Pro Forma Combined
Preferred Stock, Shares Authorized	10,000,000
Common Stock, Shares Authorized	300,000,000